Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 7. Notes Payable

An independent party loaned $9,700 to the Company on March 12, 2008. The note is unsecured, due upon demand and has an interest rate of 9%.

During 2010, an individual loaned $7,300 to the Company. The note is a demand note and carries an interest rate of 9%. The note is unsecured.

During 2011, an individual loaned $6,000 to the Company. The note is a demand note and carries an interest rate of 9%. The note is unsecured.

The Company recorded an interest expense of $2,070 and $2,070 on the notes listed above for the years ended December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company owed $10,783 and $8,713 in accrued interest on these notes.

As of December 31, 2014, the above notes payable together with accrued interests amounted to $88,470 in aggregate. Subsequent to the year-end date, the New Majority Shareholder settled $63,000 and the remaining outstanding balance of $25,470 were released by the creditors.

An independent party loaned $9,700 to the Company on March 12, 2008.  The note is unsecured, due upon demand and has an interest rate of 9%.

During 2010, an individual loaned $7,300 to the Company.  The note is a demand note and carries an interest rate of 9%.  The note is unsecured.

During 2011, an individual loaned $6,000 to the Company.  The note is a demand note and carries an interest rate of 9%.  The note is unsecured.

The Company recorded an interest expense of $2,070 and $2,070 on the notes listed above for the years ended December 31, 2014 and 2013.  As of December 31, 2014 and 2013, the Company owed $10,783 and $8,713 in accrued interest on these notes.

As of December 31, 2014, the above notes payable together with accrued interests amounted to $88,470 in aggregate. Subsequent to the year-end date, the New Majority Shareholder settled $63,000 and the remaining outstanding balance of $25,470 were released by the creditors.